Loans and Allowance for Credit Losses - Schedule of Loan Portfolio Aging Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and Allowance for Loan Losses
Non Accrual		$ 182
Total Loans Receivable		460,875
Non Accrual	$ 487
Total gross loans	483,236
Interest income on nonaccrual loans	13,000
30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		401
Total gross loans	216
60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		24
Total gross loans	290
Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Total gross loans	154
Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		607
Total gross loans	1,147
Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		460,268
Total gross loans	482,089
Commercial
Loans and Allowance for Loan Losses
Non Accrual		0
Total Loans Receivable		90,548
Non Accrual	0
Total gross loans	91,294
Commercial | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		126
Total gross loans	10
Commercial | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Total gross loans	48
Commercial | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Total gross loans	154
Commercial | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		126
Total gross loans	212
Commercial | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		90,422
Total gross loans	91,082
Commercial Real Estate
Loans and Allowance for Loan Losses
Non Accrual		9
Total Loans Receivable		270,312
Non Accrual	8
Total gross loans	291,859
Commercial Real Estate | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		158
Commercial Real Estate | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Total gross loans	242
Commercial Real Estate | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Total gross loans	0
Commercial Real Estate | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		167
Total gross loans	250
Commercial Real Estate | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		270,145
Total gross loans	291,609
Residential
Loans and Allowance for Loan Losses
Non Accrual		173
Total Loans Receivable		94,012
Non Accrual	479
Total gross loans	93,364
Residential | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		102
Total gross loans	201
Residential | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		24
Total gross loans	0
Residential | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Total gross loans	0
Residential | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		299
Total gross loans	680
Residential | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		93,713
Total gross loans	92,684
Installment
Loans and Allowance for Loan Losses
Non Accrual		0
Total Loans Receivable		6,003
Installment | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		15
Installment | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Installment | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total Loans Receivable		0
Installment | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		15
Installment | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total Loans Receivable		$ 5,988
Consumer
Loans and Allowance for Loan Losses
Non Accrual	0
Total gross loans	6,719
Consumer | 30 to 59 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	5
Consumer | 60 to 89 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0
Consumer | Greater Than 90 Days Past Due and Accruing
Loans and Allowance for Loan Losses
Total gross loans	0
Consumer | Financial Asset, Past Due
Loans and Allowance for Loan Losses
Total gross loans	5
Consumer | Financial Asset, Not Past Due
Loans and Allowance for Loan Losses
Total gross loans	$ 6,714